Gains on Investment Securities and Dividends - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Net Investment Income [Line Items]
Net trading gains (losses)	¥ (65)	¥ 892	¥ 2,843